                                                   REGISTRATION NOS. 333-176654
                                                                      811-04001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                        POST-EFFECTIVE AMENDMENT NO. 11                     [X]


                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 187                            [X]
                               -----------------


                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-3067
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------


                              RICARDO A. ANZALDUA

                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 29, 2013 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[_] on (date) pursuant to paragraph (a) (1) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.


================================================================================

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    This Post-Effective Amendment is being filed pursuant to Rule
485(b)(1)(iii) under the Securities Act of 1933 ("Securities Act") for the sole purpose of delaying the effective date of Post-Effective Amendment No. 10 to Registration Statement File No. 333-176654. Post-Effective Amendment No. 10 was filed pursuant to Rule 485(b)(1)(iii) on March 14, 2013, for the purpose of delaying the effective date of Post-Effective Amendment No. 9 and was intended to become effective on April 11, 2013. Post-Effective Amendment No. 9 was scheduled to become effective on March 16, 2013. Post-Effective Amendment
No. 9 was filed pursuant to Rule 485(a) under the Securities Act on January 15, 2013. The contents of Post-Effective Amendment Nos. 9 and 10 are incorporated by reference herein. As stated on the cover page to this filing, this Post-Effective Amendment No. 11 is intended to become effective on April 29, 2013.

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 9th day of April, 2013.


                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)


                                             /s/ Paul G. Cellupica
                              By: ______________________________________________
                                              Paul G. Cellupica

                                               Chief Counsel
                                               The Americas


                              Metropolitan Life Insurance Company
                              (Depositor)


                                              /s/ Paul G. Cellupica
                              By: ______________________________________________
                                                Paul G. Cellupica

                                                  Chief Counsel
                                                  The Americas

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



              Signature                          Title                    Date
              ---------                          -----                    ----

                 * Director, Chairman, President and Chief ______________________________________ Executive Officer
          Steven A. Kandarian

                 * Executive Vice President and ______________________________________ Chief Financial Officer
            John C.R. Hele


                 *                     Executive Vice President,
______________________________________ and Chief Accounting Officer
            Peter M. Carlson

                 *                     Director
______________________________________
          Sylvia Mathews Burwell

                 *                     Director
_______________________________________
          Cheryl W. Grise


                 *                     Director
______________________________________
          R. Glenn Hubbard

                 *                     Director
______________________________________
             John M. Keane

                 *                     Director
______________________________________
          Alfred F. Kelly, Jr.

                 *                     Director
______________________________________
            James M. Kilts

                 *                     Director
______________________________________
         Catherine R. Kinney

                 *                     Director
______________________________________
           Hugh B. Price

                                       Director
______________________________________
           David Satcher

                 *                     Director
______________________________________
        Kenton J. Sicchitano

                 *                     Director
______________________________________
       Lulu C. Wang


*By:  /s/ Myra L. Saul
      _________________________________
          Myra L. Saul
           Attorney-in-Fact



                                 April 9, 2013